Segment Reporting - Summary of Segment Reporting (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 INR (₨)
Revenues:
Revenues	$ 34,286.0	₨ 2,594,251.2	₨ 2,993,662.4	₨ 2,882,951.1
Earnings Before Other Income, Interest and Tax	(454.3)	(34,375.5)	(286,354.5)	106,234.6
Finance costs pertaining to borrowings sourced by vehicle financing segment	(407.0)	(30,793.1)	(26,156.5)	(19,053.0)
Segment results	(861.3)	(65,168.6)	(312,511.0)	87,181.6
Share of profit/(loss) of equity accounted investees	(132.2)	(10,000.0)	2,095.0	22,782.6
Reconciliation to net income/(loss):
Assets written off/loss on sale of assets and others (net)	(41.4)	(3,131.9)	(13,186.7)	(29,148.6)
Other income /(loss) (net)	211.6	16,009.4	35,438.7	47,873.3
Foreign exchange gain/(loss) (net)	(224.5)	(16,985.4)	(5,824.2)	(4,332.9)
Interest income	154.6	11,696.9	7,864.6	7,122.4
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)	(552.0)	(41,760.0)	(31,429.5)	(27,738.3)
Income tax expense	(48.2)	(3,644.5)	25,425.0	(37,678.2)
Net income/(loss)	(1,493.4)	(112,984.1)	(292,128.1)	66,061.9
Depreciation and amortization	2,744.1	207,632.1	230,197.8	209,818.2
Capital expenditure	4,003.8	302,944.8	342,236.4	415,102.6
Segment assets	34,330.0		2,490,134.4	2,642,734.9	₨ 2,597,577.7
Assets classified as held for sale	25.7		1,622.4	25,851.9	1,944.3
Investment in equity accounted investees	584.0		53,348.8	48,878.9	44,188.9
Investment in equity accounted investees (held for sale)				4,973.5
Segment liabilities	16,346.5		1,257,484.9	1,247,412.8	1,236,860.8
Reconciliation to total liabilities:
Borrowings	15,700.8		1,059,910.7	888,706.8	1,187,997.1
Current income tax liabilities	137.7		10,176.4	15,590.7	10,415.8
Deferred income taxes	256.7		14,910.4	61,257.8	19,418.7
Other unallocated financial liabilities	1,163.9		86,570.1	98,320.0	88,075.0
Total liabilities	33,605.6		2,429,052.5	2,321,989.9	2,542,767.4
Investments	1,571.3		104,358.4	154,214.0	118,895.8
Current and non-currentincome tax assets	171.3		12,089.3	11,086.4	12,962.9
Deferred income taxes	721.3		51,511.1	41,064.6	54,578.6
Other unallocated financial assets	4,112.6		274,055.5	306,706.5	311,173.0
Total assets	41,509.3		2,987,119.9	3,235,510.7	3,140,802.1
Liabilities classified as held for sale				10,701.8
External [Member]
Revenues:
Revenues	$ 34,286.0	2,594,251.2	2,993,662.4	2,882,951.1
Others [Member]
Revenues:
Revenues		30,375.9	35,323.7	31,334.7
Earnings Before Other Income, Interest and Tax		3,338.9	4,103.6	3,045.8
Segment results		3,338.9	4,103.6	3,045.8
Share of profit/(loss) of equity accounted investees			931.8	1,091.6
Reconciliation to net income/(loss):
Depreciation and amortization		1,039.7	1,617.1	561.2
Capital expenditure		(728.3)	664.5	841.6
Segment assets			20,037.4	3,303.8	24,402.1
Assets classified as held for sale				27,569.1
Investment in equity accounted investees			5,915.0		5,655.7
Investment in equity accounted investees (held for sale)				4,973.5
Segment liabilities			5,290.7	840.2	7,879.3
Reconciliation to total liabilities:
Liabilities classified as held for sale				10,701.8
Others [Member] | External [Member]
Revenues:
Revenues		17,668.6	21,890.9	18,564.7
Others [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		12,707.3	13,432.8	12,770.0
Inter-segment Eliminations [Member]
Revenues:
Revenues		(12,707.3)	(13,432.8)	(12,847.9)
Earnings Before Other Income, Interest and Tax		(554.3)	(1,201.8)	(1,456.3)
Segment results		(554.3)	(1,201.8)	(1,456.3)
Reconciliation to net income/(loss):
Depreciation and amortization		(694.5)	(357.6)
Capital expenditure				(187.8)
Segment assets			(12,252.5)	(12,031.4)	(13,946.9)
Assets classified as held for sale				(3,950.5)
Segment liabilities			(2,520.6)	(3,152.2)	(3,309.8)
Inter-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		(12,707.3)	(13,432.8)	(12,847.9)
Automotive and related activity [Member]
Revenues:
Revenues		2,576,582.6	2,971,771.5	2,864,464.3
Earnings Before Other Income, Interest and Tax		(37,160.1)	(289,256.3)	104,645.1
Finance costs pertaining to borrowings sourced by vehicle financing segment		(30,793.1)	(26,156.5)	(19,053.0)
Segment results		(67,953.2)	(315,412.8)	85,592.1
Share of profit/(loss) of equity accounted investees		(10,000.0)	1,163.2	21,691.0
Reconciliation to net income/(loss):
Depreciation and amortization		207,286.9	228,938.3	209,257.0
Capital expenditure		303,673.1	341,571.9	414,448.8
Segment assets			2,482,349.5	2,651,462.5	2,586,603.4
Assets classified as held for sale			1,622.4	2,233.3	1,944.3
Investment in equity accounted investees			47,433.8	48,878.9	38,533.2
Segment liabilities			1,254,714.8	1,249,724.8	1,232,291.3
Automotive and related activity [Member] | External [Member]
Revenues:
Revenues		2,576,582.6	2,971,771.5	2,864,386.4
Automotive and related activity [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues				77.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member]
Revenues:
Revenues		466,006.6	721,145.9	623,931.7
Earnings Before Other Income, Interest and Tax		(56,269.9)	13,403.0	2,613.5
Segment results		(56,269.9)	13,403.0	2,613.5
Share of profit/(loss) of equity accounted investees		337.0	416.7	301.8
Reconciliation to net income/(loss):
Depreciation and amortization		34,330.1	31,314.4	31,242.8
Capital expenditure		48,806.6	50,196.0	33,559.4
Segment assets			428,820.7	406,765.2	415,858.7
Assets classified as held for sale			1,622.4	2,233.3	1,944.3
Investment in equity accounted investees			4,225.5	3,855.0	4,689.6
Segment liabilities			211,316.5	193,941.8	193,722.0
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Unallocable [Member]
Revenues:
Revenues				96.3
Earnings Before Other Income, Interest and Tax		(3,794.0)	(4,761.8)	(4,082.1)
Segment results		(3,794.0)	(4,761.8)	(4,082.1)
Share of profit/(loss) of equity accounted investees		337.0	416.7	301.8
Reconciliation to net income/(loss):
Depreciation and amortization		1,630.5	1,524.3	1,457.4
Capital expenditure		4,263.9	763.5	859.8
Segment assets			15,037.0	63,355.4	34,693.7
Assets classified as held for sale					1,944.3
Investment in equity accounted investees			4,225.5	3,855.0	4,689.6
Segment liabilities			17,521.3	27,198.3	14,568.4
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		362,125.1	579,496.9	494,917.2
Earnings Before Other Income, Interest and Tax		(7,642.8)	34,007.1	36,694.4
Segment results		(7,642.8)	34,007.1	36,694.4
Reconciliation to net income/(loss):
Depreciation and amortization		15,971.5	16,164.1	15,417.3
Capital expenditure		23,283.3	20,100.8	13,554.5
Segment assets			237,225.5	206,937.3	228,208.5
Assets classified as held for sale			1,622.4	2,233.3
Segment liabilities			157,447.7	135,371.8	129,613.0
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		103,881.5	141,649.0	128,918.2
Earnings Before Other Income, Interest and Tax		(44,833.1)	(15,842.3)	(29,998.8)
Segment results		(44,833.1)	(15,842.3)	(29,998.8)
Reconciliation to net income/(loss):
Depreciation and amortization		16,728.1	13,626.0	14,368.1
Capital expenditure		21,259.4	29,331.7	19,145.1
Segment assets			176,558.2	136,472.5	152,956.5
Segment liabilities			36,347.5	31,371.7	49,540.6
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member]
Revenues:
Revenues		466,006.6	721,119.1	623,853.8
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Unallocable [Member]
Revenues:
Revenues				96.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		362,125.1	579,496.9	494,917.2
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		103,881.5	141,622.2	128,840.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues			26.8	77.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Passenger Vehicle [Member]
Revenues:
Revenues			26.8	77.9
Automotive and related activity [Member] | Vehicle Financing [Member]
Revenues:
Revenues		40,255.1	35,125.0	26,152.2
Earnings Before Other Income, Interest and Tax		25,766.4	21,153.3	17,079.3
Finance costs pertaining to borrowings sourced by vehicle financing segment		(30,793.1)	(26,156.5)	(19,053.0)
Segment results		(5,026.7)	(5,003.2)	(1,973.7)
Share of profit/(loss) of equity accounted investees			(7.2)
Reconciliation to net income/(loss):
Depreciation and amortization		509.5	186.5	183.4
Capital expenditure		1,095.7	719.6	471.5
Segment assets			382,615.8	276,709.4	335,876.4
Investment in equity accounted investees			26.6
Segment liabilities			7,114.3	7,244.0	5,284.9
Automotive and related activity [Member] | Vehicle Financing [Member] | External [Member]
Revenues:
Revenues		40,255.1	33,995.5	26,040.3
Automotive and related activity [Member] | Vehicle Financing [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues			1,129.5	111.9
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member]
Revenues:
Revenues		2,070,320.9	2,216,656.9	2,214,492.3
Earnings Before Other Income, Interest and Tax		(6,656.6)	(323,812.6)	84,952.3
Segment results		(6,656.6)	(323,812.6)	84,952.3
Share of profit/(loss) of equity accounted investees		(10,337.0)	753.7	21,389.2
Reconciliation to net income/(loss):
Depreciation and amortization		172,447.3	197,437.4	177,830.8
Capital expenditure		253,770.8	290,656.3	380,417.9
Segment assets			1,670,913.0	1,967,993.9	1,835,387.4
Investment in equity accounted investees			43,181.7	45,023.9	33,843.6
Segment liabilities			1,039,660.5	1,048,546.1	₨ 1,033,284.4
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member] | External [Member]
Revenues:
Revenues		₨ 2,070,320.9	2,216,656.9	2,214,492.3
Automotive and related activity [Member] | Intra-segment Eliminations [Member]
Revenues:
Revenues			(1,156.3)	(111.9)
Reconciliation to net income/(loss):
Segment assets				(6.0)
Automotive and related activity [Member] | Intra-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues			(1,156.3)	(111.9)
Automotive and related activity [Member] | Inter-segment Eliminations [Member]
Reconciliation to net income/(loss):
Segment liabilities			₨ (3,376.5)	₨ (7.1)